Related Party Transactions (Details Textual) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Deposits	$ 572,893,000	$ 566,409,000
Loans and Leases Receivable, Related Parties	4,900,000	4,036,000
Directors and Executive Officers [Member]
Deposits	3,897,000	2,774,000
Directors and Executive Officers [Member] | Minimum [Member]
Loans and Leases Receivable, Related Parties	$ 120,000